FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

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The Company’s financial instruments consist of cash and cashequivalents, accounts receivable, accounts payable, accruedliabilities, convertible notes payable, notes payable and warrantliability. It is management’s opinion that the Company is notexposed to significant interest, currency or credit risks arisingfrom these financial instruments. With the exception of the warrantliability, the fair value of these financial instrumentsapproximates their carrying values using level 3 inputs, based ontheir short maturities or for long-term debt based on borrowingrates currently available to the Company for loans with similarterms and maturities. Gains and losses recognized on changes infair value of financial instruments are reported in other income(expense) as gain (loss) on change in fair value TheCompany’s warrant liability was estimated using Level 3inputs as shown in the reconciliation table below for thesix-months ended June 30, 2012.

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;	;	Fair value measurements using significant unobservable inputs (Level 3)		;
Description	;	Warrant Liability		;
Beginning balance, December 31, 2011	;		$498,976	;
Total(gains) or losses	;	;	678,755	;
Purchases, issuances and settlements	;	;	1,114,439	;
Transfers in or out of Level 3	;	;	-	;
Ending balance, June 30, 2012	;		$2,292,170	;

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The Company used the following assumptions to estimate the fairvalue of the warrant liability as of June 30, 2012:

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Expected volatility	91.7%
Expected dividend yield	0%
Expected term	2.0 – 2.3 years
Risk-free interest rate	0.72%

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The Company has determined that the Black-Scholes model used tocalculate the fair value of the warrant liability provides areasonable estimate of such value considering the terms of thewarrants and the unlikelihood of events occurring that would createvaluation complexities requiring a more robust analysis byvaluation experts.

NOTE 15 –FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, convertible notes payable, notes payable and warrant liability. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to the Company for loans with similar terms and maturities. Gains and losses recognized on changes in fair value of financial instruments are reported in other income (expense) as gain (loss) on change in fair value. The Company estimates the fair value of level 3 inputs using the Black-Scholes valuation model using historical volatility as the method to estimate expected volatility. At December 31, 2011, the Company had no financial instruments outstanding that were estimated using level 1 or level 2 inputs. The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the year ended December 31, 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	-
Purchases, issuance and settlements	$741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	$498,976

The Company used the following assumptions to estimate the fair value of the warrant liability at December 31, 2011:

Expected volatility	81.45%
Expected dividend yield	0%
Expected term	2.3-2.5 years
Risk-free interest rate	.83%

The Company has determined that the Black-Scholes model used to calculate the fair value of the warrant liability provides a reasonable estimate at such value considering the terms of the warrants, and the unlikelihood of events occurring that would create valuation complexities requiring a more robust analysis by valuation experts.